Shareholders Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2008	$ 0	$ 14,427	$ 3,630,212	$ (5,571,870)	$ (1,927,231)
Beginning Balance, Shares at Dec. 31, 2008	0	14,427,284
Statement, Equity Components [Axis]
Preferred Stock					0
Issuance of common stock in connection withn private offerings, shares		3,927,317
Issuance of common stock in connection withn private offerings, amount		3,928	862,191		866,119
Issuance of common stock warrants in connection with private offering of common stock			414,171		414,171
Issuance of common stock in exchange for consulting,professional and other services, shares		7,293
Issuance of common stock in exchange for consulting,professional and other services, amount		7	6,793		6,800
Issuance of common stock as compensation to key members of management, shares		729,278
Issuance of common stock as compensation to key members of management, amount		729	579,271		580,000
Issuance of common stock in exchange for conversion of debt with officers, shares		652,900
Issuance of common stock in exchange for conversion of debt with officers, amount		653	460,406		461,059
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, shares		7,293
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, amount		7	4,493		4,500
Issuance of common stock in connection with common stock warrant exercises, shares		96,306
Issuance of common stock in connection with common stock warrant exercises, amount		97	56,051		56,148
Recognition of beneficial conversion features embedded within convertible, subordinated debentures			350,426		350,426
Issuance of common stock warrants in connection with offering of convertible, subordinated debentures			66,504		66,504
Net loss				(3,918,721)	(3,918,721)
Ending Balance, Amount at Dec. 31, 2009	0	19,848	6,430,518	(9,490,591)	(3,040,225)
Ending Balance, Shares at Dec. 31, 2009	0	19,847,671
Statement, Equity Components [Axis]
Preferred Stock					0
Issuance of common stock in connection withn private offerings, shares		4,611,781
Issuance of common stock in connection withn private offerings, amount		4,612	1,749,988		1,754,600
Issuance of common stock warrants in connection with private offering of common stock			346,150		346,150
Issuance of common stock in exchange for consulting,professional and other services, shares		1,413,866
Issuance of common stock in exchange for consulting,professional and other services, amount		1,414	1,524,468		1,525,882
Issuance of common stock as compensation to key members of management, shares		1,932,586
Issuance of common stock as compensation to key members of management, amount		1,932	1,243,568		1,245,500
Issuance of common stock in exchange for conversion of debt with officers, shares		5,961,218
Issuance of common stock in exchange for conversion of debt with officers, amount		5,961	1,628,867		1,634,828
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, shares		910,658
Issuance of common stock in exchange for extension of maturity of convertible, subordinated debenture, amount		911	565,850		566,761
Issuance of common stock in connection with common stock warrant exercises, shares		1,151,200
Issuance of common stock in connection with common stock warrant exercises, amount		1,151	831,869		833,020
Common stock options granted to employees			140,568		140,568
Net loss				(7,468,422)	(7,468,422)
Ending Balance, Amount at Dec. 31, 2010	$ 0	$ 35,829	$ 14,461,846	$ (16,959,013)	$ (2,461,338)
Ending Balance, Shares at Dec. 31, 2010	0	35,828,980